Note 19 - Subsequent Event	12 Months Ended
Nov. 30, 2018
Note 19 - Subsequent Event
Subsequent Event	In December 2018, a principal repayment of $300,000 was made for the 2013 Debenture to Drs. Isa and Amina Odidi.